Earnings/(Loss) Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings/(Loss) Per Common Share [Abstract]
Net income and comprehensive income from continuing operations	$ 1,087,321	$ 2,911,314
Net income/(loss) and comprehensive income/(loss) from discontinued operations	(2,479)	100,766
Net income	1,084,842	3,012,080
Comprehensive income	1,084,842	3,012,080
Dividend on Series A Preferred Shares	(700,000)	(703,889)
Deemed dividend on Series A Preferred Shares	(1,628,891)	(1,557,952)
Undistributed and distributed earnings to non-vested participating securities	(2,907,000)	(54,831)
Net income/(loss) attributable to common shareholders, basic	(4,151,049)	695,408
Undistributed earnings to non-vested participating securities		54,831
Undistributed earnings reallocated to non-vested participating securities		(11,584)
Dividend on Series A Preferred Shares	700,000	703,889
Deemed dividend on Series A Preferred Shares	1,628,891	1,557,952
Net income/(loss) attributable to common shareholders, diluted	$ (4,151,049)	$ 3,000,496
Weighted average number of common shares outstanding, basic (in shares)	25,873,243	17,698,383
Effect of dilutive shares (in shares)	0	71,285,000
Weighted average number of common shares outstanding, diluted (in shares)	25,873,243	88,983,383
Earnings/(Loss) per common share, basic, continuing operations (in dollars per share)	$ (0.16)	$ 0.034
Earnings/(loss) per common share, diluted, continuing Operations (in dollars per share)	(0.16)	0.033
Earnings/(loss) per common share, basic, discontinued operations (in dollars per share)	(0.0001)	0.006
Earnings/(loss) per common share, diluted, discontinued operations (in dollars per share)	(0.0001)	0.001
Earnings/(loss) per common share, basic, total (in dollars per share)	(0.16)	0.04
Earnings/(loss) per common share, diluted, total (in dollars per share)	$ (0.16)	$ 0.034